Transactions and Balances with Related Parties (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)
Transactions and Balances with Related Parties [Line Items]
Loan			$ 707,851
Interest			217,357
Value added tax payables			33,945
Loan interest	$ 1,260,290		1,169,930
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Transactions and Balances with Related Parties [Line Items]
Loan interest		$ 7,536,068	125,612
Perfiles Comerciales Sigosa, S.A. de C.V. [Member] | Loan [Member]
Transactions and Balances with Related Parties [Line Items]
Loan interest			$ 959,153